Consolidated Statement of Changes in Equity (USD $) In Thousands	Total	Class A Common Stock	Class B Common Stock	Total BFC Shareholders' Equity	Additional Paid-in Capital	(Accumulated Deficit) Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest in Subsidiaries
Beginning balance at Dec. 31, 2007	$ 742,987	$ 382	$ 69	$ 184,037	$ 131,189	$ 50,801	$ 1,596	$ 558,950
Beginning balance, shares at Dec. 31, 2007		38,233	6,876
Net income (loss)	(319,466)			(58,899)		(58,899)		(260,567)
Other comprehensive loss, net of taxes	(15,039)			(3,894)			(3,894)	(11,145)
Issuance of restricted Class A Common Stock		120
Net effect of subsidiaries' capital transactions attributable to BFC	2,398			2,398	2,398
Transfer of shares of common stock		1	(1)
Purchase and retirement of Class A Common Stock	54			54	54
Purchase and retirement of Class A Common Stock, shares		(100)
Noncontrolling interest net effect of subsidiaries' capital transactions	(24,684)							(24,684)
Cash dividends on 5% Preferred Stock	(750)			(750)		(750)
Re-classification of the 5% Preferred Stock to Redeemable Preferred stock	(11,029)			(11,029)	(11,029)
Share-based compensation	1,058			1,058	1,058
Ending balance at Dec. 31, 2008	375,421	382	69	112,867	123,562	(8,848)	(2,298)	262,554
Ending balance, shares at Dec. 31, 2008		38,254	6,875
Net income (loss)	(93,332)			27,279		27,279		(120,611)
Other comprehensive loss, net of taxes	3,528			527			527	3,001
Net effect of subsidiaries' capital transactions attributable to BFC	8,333			8,333	8,333
Noncontrolling interests from acquisitions	71,344							71,344
Merger transaction (Note 3)	(4,604)	303		94,979	94,676			(99,583)
Merger transaction (Note 3), shares		30,246
Transfer of shares of common stock		21	(21)
Pro rata share of the cumulative effect of accounting changes recognized by Bluegreen on retained interests in notes receivable sold	2,060			485		485		1,575
Noncontrolling interest net effect of subsidiaries' capital transactions	41,032							41,032
Cash dividends on 5% Preferred Stock	(750)			(750)		(750)
Share-based compensation	1,363			1,363	1,363
Ending balance at Dec. 31, 2009 (Scenario, Previously Reported [Member])	404,395			245,083		18,166	(1,771)	159,312
Ending balance at Dec. 31, 2009	401,826	685	69	243,587	227,934	15,745	(846)	158,239
Ending balance, shares at Dec. 31, 2009		68,521	6,854
Cumulative Effect of Change in Accounting Principle	(2,569)			(1,496)		(2,421)	925	(1,073)
Net income (loss)	(180,187)			(103,848)		(103,848)		(76,339)
Other comprehensive loss, net of taxes	33			1,069			1,069	(1,036)
Issuance of Class B Common Stock from exercise of options	2			2	2
Issuance of Class B Common Stock from exercise of options, shares			6
Net effect of subsidiaries' capital transactions attributable to BFC	1,760			1,760	1,760
Noncontrolling interest net effect of subsidiaries' capital transactions	(2,608)							(2,608)
Cash dividends on 5% Preferred Stock	(750)			(750)		(750)
Share-based compensation	1,052			1,052	1,052
Ending balance at Dec. 31, 2010	221,128	685	69	142,872	230,748	(88,853)	223	78,256
Ending balance, shares at Dec. 31, 2010		68,521	6,860
Net income (loss)	(15,150)			(11,353)		(11,353)		(3,797)
Other comprehensive loss, net of taxes	(15,160)			(12,112)			(12,112)	(3,048)
Net effect of subsidiaries' capital transactions attributable to BFC	(588)			(588)	(588)
Noncontrolling interest net effect of subsidiaries' capital transactions	707							707
Cash dividends on 5% Preferred Stock	(563)			(563)		(563)
Share-based compensation	411			411	411
Ending balance at Sep. 30, 2011	$ 190,785	$ 685	$ 69	$ 118,667	$ 230,571	$ (100,769)	$ (11,889)	$ 72,118
Ending balance, shares at Sep. 30, 2011		68,521	6,860